Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$174,247,973	$174,247,973	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$3,622,500	$3,622,500	$—	$—
Warrant liabilities – Private Placement Warrants	$1,937,250	$—	$—	$1,937,250
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$174,230,428	$174,230,428	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$5,175,000	$5,175,000	$—	$—
Warrant liabilities – Private Placement Warrants	$2,798,250	$—	$—	$2,798,250

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants, and the publicly-traded value for the subsequent valuation of the Public Warrants. The measurement of the Public Warrants as of March 31, 2022 and December 31, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker CLAQW. The quoted price of the Public Warrants was $0.42 and $0.60 per warrant as of March 31, 2022 and December 31, 2021, respectively.

The Company utilizes a Black-Scholes Option Pricing Model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a Black-Scholes Option Pricing Model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. For the initial valuation, the Company estimated volatility based on research on comparable companies with the same type of warrants along with the implied volatilities shortly after they start trading. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2021 after the Public Warrants were separately listed and traded.

The following table provides the significant inputs to the Black-Scholes Option Pricing Model fair value of the Private Placement Warrants:

	As of March 31, 2022	As of December 31, 2021
Stock price	$10.05	$9.96
Strike price	$11.50	$11.50
Probability of completing a Business Combination	100.0%	100.0%
Dividend yield	—%	—%
Term (in years)	4.3	4.6
Volatility	4.9%	8.7%
Risk-free rate	2.4%	1.2%
Discount for lack of marketability	—%	—%
Fair value of warrants	$0.27	$0.39

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	7,980,000
Initial measurement of over-allotment warrants	1,071,000
Transfer of Public Warrants to Level 1 measurement	(5,175,000)
Change in fair value	(1,077,750)
Fair value as of December 31, 2021	2,798,250
Change in fair value	(861,000)
Fair value as of March 31, 2022	$1,937,250

The Company recognized losses in connection with the change in the fair value of warrant liabilities of $2,413,500 and $0 in the unaudited condensed consolidated statements of operations during the three months ended March 31, 2022 and March 31, 2021, respectively.

NOTE 10. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$174,230,428	$174,230,428	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$5,175,000	$5,175,000	$—	$—
Warrant liabilities – Private Placement Warrants	$2,798,250	$—	$—	$2,798,250

The Company did not have any assets or liabilities measured at fair value as of December 31, 2020.

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants, and the publicly-traded value for the subsequent valuation of the Public Warrants. The measurement of the Public Warrants as of December 31, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker CLAQW. The quoted price of the Public Warrants was $0.60 per warrant as of December 31, 2021.

The Company utilizes a Black-Scholes Option Pricing Model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a Black-Scholes Option Pricing Model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. For the initial valuation, the Company estimated volatility based on research on comparable companies with the same type of warrants along with the implied volatilities shortly after they start trading. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2021 after the Public Warrants were separately listed and traded.

The following table provides the significant inputs to the Black-Scholes Option Pricing Model fair value of the Private Placement Warrants:

As of December 31, 2021
Stock price	$9.96
Strike price	$11.50
Probability of completing a Business Combination	100.0%
Dividend yield	—%
Term (in years)	4.6
Volatility	8.7%
Risk-free rate	1.2%
Fair value of warrants	$0.39

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	7,980,000
Initial measurement of over-allotment warrants	1,071,000
Transfer of Public Warrants to Level 1 measurement	(5,175,000)
Change in fair value	(1,077,750)
Fair value as of December 31, 2021	$2,798,250

The Company recognized gains in connection with the change in the fair value of warrant liabilities of $1,077,750 in the consolidated financial consolidated statements of operations during the year ended December 31, 2021.